ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 1,959	$ 1,478
Administrative expenses	799	966
Interest expense	11,074	10,132
Accrued expenses	$ 13,832	$ 12,576